Other Assets	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Other assets
7	Other assets

	12/31/2024	12/31/2023
Receivables from employees (i)	29,242	18,820
Related parties’ receivables (ii)	23,297	4
Employees loans (iii)	15,100	5,519
Advances to projects in progress (iv)	14,314	12,771
Finix Transaction Receivable (v)	12,075	—
Prepaid expenses	5,392	319
Guarantee deposits (vi)	1,096	494
Sundry advances	333	152
Sublease receivables	232	224
Others	3,660	233

	104,741	38,536

Current	55,273	19,109
Non-current	49,468	19,427

	104,741	38,536

(i)	Refers to an intercompany transaction. See Note 22 (d) for more details.
(ii)	Refers to an intercompany transaction. See Note 22 (b) for more details.
(iii)	Refers to amounts receivable from employees.
(iv)	Refers to costs incurred by projects related to funds administered by Vinci Compass, that are initially paid by the Group and subsequently reimbursed.
(v)
The amount is related to the sale of Fingroup shares, occurred on October 14, 2024. Before the business combination, Compass held 50% of ownership interest in Fingroup, sold before the closing date of the business combination. The outstanding receivable comprises 25% of the transaction, which will be received in two equal installments, on April 30, 2025, and April 30, 2026.

(vi)	Refers mainly to a security deposit of a lease.